Subsequent events (Tables)	12 Months Ended
Dec. 31, 2020
Subequent events [Abstract]
Disclosure of deemed number of shares for consideration transferred calculation	Based on the number of shares of FCA and PSA that are issued and outstanding as of January 16, 2021, the respective percentages of ownership of PSA and the former FCA shareholders are as follows:

	Number of shares issued and outstanding as of January 16, 2021		Exchange ratio	Adjusted number of shares on completion (i.e. Stellantis shares)		Exchange ratio	Deemed number of shares for consideration transferred calculation
	(a)		(b)	(c) = (a)*(b)		(d)	(e) = (c)/(d)
PSA	887,038,000	(1)	1.742	1,545,220,196	49.53%	1.742	887,038,000	49.53%
FCA	1,574,714,499	(2)	1	1,574,714,499	50.47%	1.742	903,969,288	50.47%
Total				3,119,934,695			1,791,007,288
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(1) Number of shares as of January 16, 2021, net of 7,790,213 treasury shares.
(2) The number of shares as of January 16, 2021 includes 7,195,225 shares that vested during 2020 in connection with FCA’s Equity Incentive Plan

DIsclosure of consideration transferred calculation
The computation of the consideration transferred under reverse acquisition accounting is summarized as follows:

Number of shares of PSA deemed to be issued to FCA shareholders under reverse acquisition accounting	Number of shares	903,969,288
Market price of PSA shares as of January 15, 2021	€	€21.85
Fair value of common shares deemed to be issued to FCA shareholders as of January 15, 2021	€ million	19,752
Additional consideration for share-based compensation	€ million	85
Consideration transferred	€ million	€19,837